PROVISION FOR RECLAMATION AND REHABILITATION (Narrative) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 2,430
Present value of the probability weighted future cash flows, risk free rate	1.90%
Inflation rate	2.00%
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 1,959
Present value of the probability weighted future cash flows, risk free rate	1.60%
Inflation rate	2.00%
El Cubo, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 4,562
Present value of the probability weighted future cash flows, risk free rate	7.00%
Inflation rate	4.00%
El Compas, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 160
Present value of the probability weighted future cash flows, risk free rate	6.90%
Inflation rate	4.00%